Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Long-term disability benefits obligation	$ 322	$ 302
Provisions	273	273
Deferred revenue on long-term contracts	174	105
CRTC deferral account obligation	96	104
Future tax liabilities	81	73
CRTC tangible benefits obligation	73	115
Other	204	305
Other non-current liabilities	$ 1,223	$ 1,277